Income Taxes (Reconciliation of Effective Income Tax Rates) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reconciliation of effective income tax rate:
Combined normal effective statutory tax rate	30.60%	30.60%	30.60%
Nondeductible expenses	0.80%	(12.00%)	0.30%
Impairment of goodwill	1.50%	0.00%	2.40%
Foreign tax credit and payments	(4.70%)	28.70%	(0.90%)
Lower tax rates applicable to income of subsidiaries	(5.30%)	30.80%	(1.00%)
Change in valuation allowance	(10.50%)	(90.10%)	(0.90%)
Taxation for gain on sale of shares in subsidiary	3.40%	0.00%	0.00%
Nontaxable dividends received	(14.80%)	85.10%	(1.90%)
Undistributed earnings of subsidiaries	(0.30%)	(25.60%)	0.00%
Tax and interest expense for uncertainty in income taxes	0.00%	(10.80%)	(0.10%)
Noncontrolling interest income	0.30%	(0.70%)	0.10%
Effect of changes in tax laws	0.60%	(2.40%)	(0.10%)
Expiration of loss carryforward	0.10%	(7.00%)	0.10%
Other—net	2.30%	(1.90%)	(0.90%)
Effective income tax rate	4.00%	24.70%	27.70%
Increase in tax expense previously not recognized	¥ 22,250
Increase in tax expense previously not recognized, percentage	3.40%